Annual Fund Operating Expenses	May 01, 2026
TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF | TAPPALPHA S&P 500 GROWTH & DAILY INCOME ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[1]
Distribution and Service (12b-1) Fees	0.00%
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	0.77%
TappAlpha Innovation 100 Growth & Daily Income ETF | TappAlpha Innovation 100 Growth & Daily Income ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.68%	[2]
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.68%

[1]	Under the Investment Advisory Agreement, Tapp Finance, Inc., d/b/a TappAlpha (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.
[2]	Under the Investment Advisory Agreement, Tapp Finance, Inc., d/b/a TappAlpha (the “Adviser”), at its own expense and without reimbursement from the Fund, pays all of the expenses of the Fund, excluding the advisory fees, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction-related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.